4. Property and equipment, net (Tables)	12 Months Ended
Nov. 30, 2014
Property And Equipment Net Tables
Property and equipment, net

Property and equipment consist of the following at November 30, 2014 and 2013, respectively:

	November 30,	November 30,
	2014	2013
Office equipment	$3,438	$1,439
Less accumulated depreciation	(565)	(144)
	$2,873	$1,295